share-based compensation - Restricted stock units (Details)	12 Months Ended
	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Restricted stock units
share-based compensation
Nominal value (in number of equity shares) | shares	1
Typical vesting period	33 months
TELUS Corporation restricted stock units
share-based compensation
Outstanding	3,945,273	3,781,682
Restricted stock units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted stock units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted stock units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	154,452	130,234
Restricted stock units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	463,357	390,703
Restricted stock units with only service conditions
share-based compensation
Outstanding	3,327,464	3,260,745
Restricted stock units without market performance conditions share-based compensation
Outstanding	3,481,916	3,390,979	3,564,412